SEGMENT AND GEOGRAPHIC INFORMATION - Reportable segments (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of operating segments [line items]
Sales	$ 37,107	$ 43,978
Operating income (loss)	3,117	8,927
Depreciation and amortization	1,310	1,316
Capital expenditures	1,998	1,184
Reconciliation from operating income to net income [Abstract]
Operating income (loss)	3,117	8,927
Income from investments in associates, joint ventures and other investments	711	1,137
Financing costs - net	(361)	(427)
Income before taxes	3,467	9,637
Income tax expense	(420)	(1,381)
Net income (including non-controlling interests)	3,047	8,256
Operating segments | NAFTA
Disclosure of operating segments [line items]
Sales	6,783	7,385
Operating income (loss)	1,117	1,871
Depreciation and amortization	253	186
Capital expenditures	237	202
Reconciliation from operating income to net income [Abstract]
Operating income (loss)	1,117	1,871
Operating segments | Brazil
Disclosure of operating segments [line items]
Sales	5,876	6,291
Operating income (loss)	876	1,875
Depreciation and amortization	177	129
Capital expenditures	382	213
Reconciliation from operating income to net income [Abstract]
Operating income (loss)	876	1,875
Operating segments | Europe
Disclosure of operating segments [line items]
Sales	21,212	26,377
Operating income (loss)	933	4,144
Depreciation and amortization	603	652
Capital expenditures	701	398
Reconciliation from operating income to net income [Abstract]
Operating income (loss)	933	4,144
Operating segments | ACIS
Disclosure of operating segments [line items]
Sales	2,698	3,189
Operating income (loss)	(240)	323
Depreciation and amortization	145	211
Capital expenditures	223	197
Reconciliation from operating income to net income [Abstract]
Operating income (loss)	(240)	323
Operating segments | Mining
Disclosure of operating segments [line items]
Sales	530	727
Operating income (loss)	599	974
Depreciation and amortization	112	120
Capital expenditures	372	162
Reconciliation from operating income to net income [Abstract]
Operating income (loss)	599	974
Operating segments | Others
Disclosure of operating segments [line items]
Sales	8	9
Operating income (loss)	(185)	(136)
Depreciation and amortization	20	18
Capital expenditures	101	12
Reconciliation from operating income to net income [Abstract]
Operating income (loss)	(185)	(136)
Intersegment sales
Disclosure of operating segments [line items]
Sales	(2,487)	(2,804)
Operating income (loss)	17	(124)
Depreciation and amortization	0	0
Capital expenditures	(18)	0
Reconciliation from operating income to net income [Abstract]
Operating income (loss)	17	(124)
Intersegment sales | NAFTA
Disclosure of operating segments [line items]
Sales	65	28
Intersegment sales | Brazil
Disclosure of operating segments [line items]
Sales	1,018	1,061
Intersegment sales | Europe
Disclosure of operating segments [line items]
Sales	209	115
Intersegment sales | ACIS
Disclosure of operating segments [line items]
Sales	136	381
Intersegment sales | Mining
Disclosure of operating segments [line items]
Sales	1,054	1,211
Intersegment sales | Others
Disclosure of operating segments [line items]
Sales	$ 5	$ 8